Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue
Investment advisory fees, net-affiliates	$ 524,779		$ 579,159		$ 691,170
Investment advisory fees, net-other	61,561		60,245		58,653
Administrative service fees, net-affiliates	220,356		215,643		261,610
Other service fees, net-affiliates	73,343		82,476		148,586
Other service fees, net-other	12,042		11,559		10,413
Other, net	3,033		2,861		5,518
Total revenue	895,114		951,943		1,175,950
Operating Expenses
Compensation and related	245,439		242,853		254,428
Distribution	235,670		259,210		410,019
Professional service fees	53,737		18,980		38,133
Office and occupancy	24,689		22,958		24,509
Systems and communications	22,971		22,828		23,470
Advertising and promotional	13,413		10,110		11,085
Travel and related	12,174		11,461		11,374
Intangible asset related	7,915		22,511		32,574
Other	21,651		31,241		41,131
Total operating expenses	637,659		642,152		846,723
Operating income	257,455		309,791		329,227
Nonoperating Income (Expenses)
Investment income, net	4,827		3,330		1,037
Gain on securities, net	1,432	[1]	3,542	[1]	2,271	[1]
Debt expense - recourse	(17,047)		(15,049)		(4,345)
Other, net	(296)		(494)		(1,372)
Total nonoperating expenses, net	(11,084)		(8,671)		(2,409)
Income before income taxes	246,371		301,120		326,818
Income tax provision	91,288		111,957		118,278
Net income including noncontrolling interests in subsidiaries	155,083		189,163		208,540
Less: Net income attributable to the noncontrolling interests in subsidiaries	4,177		10,049		11,248
Net income	$ 150,906		$ 179,114		$ 197,292
Amounts attributable to Federated Investors, Inc.
Earnings Per Share, Basic	$ 1.45	[2]	$ 1.73	[2]	$ 1.93	[2]
Earnings Per Share, Diluted	$ 1.45	[2]	$ 1.73	[2]	$ 1.92	[2]
Cash dividends per share	$ 0.96		$ 2.22		$ 0.96

[1]	Amounts related to consolidated investment companies totaled $(1.2) million, $1.5 million and $2.3 million for 2011, 2010 and 2009, respectively.
[2]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.